Future Minimum Rental Revenues (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases, Future Minimum Payments Receivable [Abstract]
2013	$ 14,865
2014	767
Total	$ 15,632